Income Taxes - Income from Continuing Operations Before Income Taxes and Noncontrolling Interest (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Federal	$ 39,177	[1]	$ (31,471)	[1]	$ 196,101	[1]
International	(223,142)		74,737		82,874
Income (loss) from continuing operations before income taxes and noncontrolling interest	$ (183,965)		$ 43,266		$ 278,975

[1]	As a result of the Merger, “Federal” reflects income (loss) from continuing operations before income taxes and noncontrolling interest for Switzerland in 2012 and U.S. for 2011 and 2010.